As filed with the Securities and Exchange Commission on May 27, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCKS - 92.3%

Aerospace & Defense - 3.1%
Alliant Techsystems Inc. (a)	240,000	$19,512,000
Innovative Solutions and Support, Inc. (a)	540,000	3,402,000
		22,914,000

Airlines - 1.9%
Allegiant Travel Company (a)	240,000	13,886,400

Automobiles & Components - 0.6%
Sonic Automotive, Inc. - Class A (c)	400,000	4,400,000

Banks - 3.4%
Bank of America Corp.	1,431,335	25,549,330

Coal - 1.1%
CONSOL Energy Inc. (c)	200,000	8,532,000

Commercial Services & Supplies - 3.0%
ITT Educational Services, Inc.	195,000	21,933,600

Communications Equipment - 6.0%
Cisco Systems, Inc. (a)	910,000	23,687,300
DragonWave Inc. (a)(b)	200,000	1,850,000
Harris Corp.	400,000	18,996,000
		44,533,300

Computers & Equipment - 2.2%
Intel Corp.	416,000	9,260,160
International Business Machines Corp.	55,000	7,053,750
PC Connection, Inc. (a)	60,000	372,000
		16,685,910

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Data Processing & Outsourced Services - 4.6%
Alliance Data Systems Corporation (a)	325,000	$20,796,750
iGATE Corporation	103,300	1,005,109
Lender Processing Services, Inc.	318,398	12,019,525
		33,821,384

Diversified Financials - 3.0%
State Street Corporation	500,000	22,570,000

Energy Equipment & Services - 1.0%
Transocean Inc. (a)(b)	84,880	7,331,934

Health Care Providers & Services - 16.0%
Amedisys, Inc.(a)	315,000	17,394,300
Hologic, Inc. (a)	300,000	5,562,000
Kinetic Concepts Inc. (a)	695,700	33,261,417
Laboratory Corporation of America Holdings (a)	290,000	21,955,900
UnitedHealth Group, Inc.	931,200	30,422,304
Zimmer Holdings, Inc. (a)	165,000	9,768,000
		118,363,921
Household Durables - 0.6%
Stanley Furniture Co., Inc. (a)	420,800	4,275,328

Information Software & Services - 4.5%
Fidelity National Information Services, Inc.	336,797	7,894,522
Oracle Corp.	1,000,000	25,690,000
		33,584,522

Insurance - 12.5%
Aflac, Inc.	480,000	26,059,200
Berkshire Hathaway Inc. - Class B (a)	271,800	22,089,186
The Hartford Financial Services Group, Inc.	730,000	20,746,600
Principal Financial Group, Inc.	810,000	23,660,100
		92,555,086

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Oil, Gas & Consumable Fuels - 2.3%
Helix Energy Solutions Group Inc.	200,000	$2,606,000
Chesapeake Energy Corp. (c)	600,000	14,184,000
		16,790,000

Pharmaceuticals & Biotechnology - 6.4%
Abbott Laboratories	400,000	21,072,000
Marshall Edwards, Inc. (a)	7,561	37,047
Novogen, Ltd. - ADR (a)(b)	250,360	508,231
Pfizer, Inc.	1,500,000	25,725,000
		47,342,278

Retail - 2.6%
Aeropostale, Inc. (a)	660,000	19,027,800

Technology Hardware & Equipment - 6.3%
Corning Incorporated	762,200	15,404,062
Hewlett-Packard Co.	410,000	21,791,500
MEMC Electronic Materials (a)(c)	522,500	8,009,925
MIPS Technologies, Inc. (a)	255,000	1,137,300
		46,342,787

Telecommunication Services - 2.9%
AT&T Inc.	840,000	21,705,600

Tobacco - 4.9%
Philip Morris International, Inc.	690,580	36,020,653

Trading Companies & Distributors - 3.4%
Rush Enterprises, Inc. - Class A (a)	299,907	3,961,771
Rush Enterprises, Inc. - Class B (a)	31,407	386,306
WESCO International, Inc. (a)	590,000	20,478,900
		24,826,977

Total Common Stocks		682,992,810
(Cost $568,144,302)

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

	Principal
Name of Issuer or Title of Issue	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.0%
U.S. Treasury Bill
	$30,000,000	$29,999,300

Total U.S. Treasury Obligations		29,999,300
(Cost $29,999,300)
TOTAL INVESTMENTS		712,992,110
(Cost $598,143,602) - 96.3%
ASSETS IN EXCESS OF		27,001,173
OTHER LIABILITIES - 3.7%
TOTAL NET ASSETS - 100.0%		$739,993,283

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign company.
(c) Shares are held as collateral for all or a portion of a corresponding written option contract.

Summary of Fair Value Exposure at March 31, 2010
The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 682,992,810	$ -	$ -	$ 682,992,810

U.S. Treasury Obligations	-	29,999,300	-	29,999,300

Total Investments	$ 682,992,810	$ 29,999,300	$ -	$ 712,992,110

Written Option Contracts	$ 1,614,125	$ -	$ -	$ 1,614,125

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

There were no transfers into or out of Level 1 or Level 2 during the period.
The Fund did not invest in any Level 3 investments during the period.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
March 31, 2010 (Unaudited)

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS - 0.2%
Chesapeake Energy Corp.
Expiration April 2010
Exercise Price $25.00	2,000	$50,000
CONSOL Energy Inc.
Expiration January 2011
Exercise Price $50.00	2,000	840,000
MEMC Electronic Materials
Expiration April 2010
Exercise Price $13.00	1,975	464,125
Sonic Automotive, Inc.
Expiration May 2010
Exercise Price $10.00	2,000	260,000

Total Written Call Options		$1,614,125
(Premiums received $2,584,490)

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$ 598,143,602
Gross unrealized appreciation	$ 146,239,335
Gross unrealized depreciation	(31,390,827)
Net unrealized depreciation	$ 114,848,508

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)    /s/ Ronald H. Muhlenkamp
    Ronald H. Muhlenkamp, President

Date         5/21/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Ronald H. Muhlenkamp
      Ronald H. Muhlenkamp, President

Date       5/21/2010

By (Signature and Title)*   /s/ James S. Head
 James S. Head, Treasurer

Date      5/21/2010

* Print the name and title of each signing officer under his or her signature.